Statements of Stockholders' (Deficit) Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance as of December 31 at Dec. 31, 2010	$ 7,815	$ 50,955,602	$ (50,394,082)	$ 569,335
Balance as of December 31 (in Shares) at Dec. 31, 2010	78,155,413
Share-based compensation		57,180		57,180
Net Income (Loss)			(1,897,606)	(1,897,606)
Balance as of December 31 at Dec. 31, 2011	7,815	51,012,782	(52,291,688)	(1,271,091)
Balance as of December 31 (in Shares) at Dec. 31, 2011	78,155,413
Share-based compensation		49,842		49,842
Net Income (Loss)			3,267	3,267
Balance as of December 31 at Dec. 31, 2012	$ 7,815	$ 51,062,624	$ (52,288,421)	$ (1,217,982)
Balance as of December 31 (in Shares) at Dec. 31, 2012	78,155,413